MEMBER MANAGEMENT FEES PAYABLE - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling and Marketing Expense [Member]
Member management fees	¥ 174,798	¥ 418,194	¥ 876,769